                                 THE KENT FUNDS

                        SUPPLEMENT DATED MARCH 10, 1998
                      TO THE PROSPECTUS DATED MAY 1, 1997

Effective as of March 2, 1998, Lyon Street Asset Management Company, a newly-organized, wholly-owned subsidiary of Old Kent Bank, which, in turn, is an indirect wholly-owned subsidiary of Old Kent Financial Corporation, assumed the investment advisory responsibilities of Old Kent Bank for each of the Funds on the terms and conditions stated in the Prospectus. This change did not involve a change in control or management of the investment adviser or a change in the Funds' portfolio managers. Lyon Street Asset Management Company maintains offices at 111 Lyon Street, Grand Rapids, Michigan 49503.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

                                 THE KENT FUNDS

                        SUPPLEMENT DATED MARCH 10, 1998
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997

Effective as of March 2, 1998, Lyon Street Asset Management Company, a newly-organized, wholly-owned subsidiary of Old Kent Bank, which, in turn, is an indirect wholly-owned subsidiary of Old Kent Financial Corporation, assumed the investment advisory responsibilities of Old Kent Bank for each of the Funds on the terms and conditions stated in the Prospectus. This change did not involve a change in control or management of the investment adviser or a change in the Funds' portfolio managers. Lyon Street Asset Management Company maintains offices at 111 Lyon Street, Grand Rapids, Michigan 49503.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                  THE STATEMENT OF ADDITIONAL INFORMATION FOR
                               FUTURE REFERENCE.